Exhibit 99.2

3097 Satellite Blvd., Ste. 400, Duluth, GA 30096

770.497.9100

23 November 2021

STAR 2021-SFR2 Trust
591 West Putnam Avenue
Greenwich, CT 06830

RE: STAR 2021-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SOF-XI U.S. NRE Holdings, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 7 of the 401 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: ___/s/Jim Duggan__________________________
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
MC00616	104 BIRMINGHAM DR	APPARENT HOA PROPERTY
q15809	20067 S Navaho Trl	APPARENT HOA PROPERTY
q15829	11226 Angelique Dr	APPARENT HOA PROPERTY
q15859	14915 Four Winds Dr	APPARENT HOA PROPERTY
T01076	270 MARRIOTT DR	APPARENT HOA PROPERTY
T01244	5072 WINDSOR FORREST LN	APPARENT HOA PROPERTY
T01245	5193 SEASIDE CT	APPARENT HOA PROPERTY
621scal	621 S California St Unit B	APPARENT NON-HOA PROPERTY
631scal	631 S California St Unit A	APPARENT NON-HOA PROPERTY
MC00456	5835 BOLLING DRIVE	APPARENT NON-HOA PROPERTY
MC00469	5219 MONTAGUE PL	APPARENT NON-HOA PROPERTY
MC00474	4749 MARBELLO BLVD 3	APPARENT NON-HOA PROPERTY
MC00484	4108 WESTGATE RD	APPARENT NON-HOA PROPERTY
MC00486	158 COUNTRY CLUB CIR	APPARENT NON-HOA PROPERTY
MC00488	4207 CHATEAU RD	APPARENT NON-HOA PROPERTY
MC00498	451 ROGERS ST	APPARENT NON-HOA PROPERTY
MC00502	4121 CAYWOOD CIR	APPARENT NON-HOA PROPERTY
MC00503	4652 PLEASANT VALLEY CT	APPARENT NON-HOA PROPERTY
MC00506	5423 BLUEBERRY DR	APPARENT NON-HOA PROPERTY
MC00516	1639 HIALEAH ST	APPARENT NON-HOA PROPERTY
MC00517	1708 GLENDALE RD	APPARENT NON-HOA PROPERTY
MC00539	914 EMERALDA RD	APPARENT NON-HOA PROPERTY
MC00540	4124 CAYWOOD CIR	APPARENT NON-HOA PROPERTY
MC00542	4267 KIRKLAND BLVD	APPARENT NON-HOA PROPERTY
MC00576	1602 SHEFFIELD RD	APPARENT NON-HOA PROPERTY
MC00618	5926 HARRINGTON DR	APPARENT NON-HOA PROPERTY
MC00644	1017 FERNDELL RD	APPARENT NON-HOA PROPERTY
MC00650	5815 RIVIERA DR	APPARENT NON-HOA PROPERTY
MC00680	1025 FERNDELL RD	APPARENT NON-HOA PROPERTY
MC00742	1911 HIGH ST	APPARENT NON-HOA PROPERTY
MC00747	2715 LORRAINE DR	APPARENT NON-HOA PROPERTY
MC00767	1608 CREST AVE	APPARENT NON-HOA PROPERTY
MC00773	4210 GALLIMORE ST	APPARENT NON-HOA PROPERTY
MC00813	2414 FONTAINEBLEAU DR	APPARENT NON-HOA PROPERTY
MC00851	1413 HIALEAH ST	APPARENT NON-HOA PROPERTY
MC00852	1406 PINE LAKE RD	APPARENT NON-HOA PROPERTY
MC00853	5503 BALBOA DR	APPARENT NON-HOA PROPERTY
MC00866	2311 OLIVET AVE	APPARENT NON-HOA PROPERTY
MC00947	509 SCENIC ST	APPARENT NON-HOA PROPERTY
MC01080	1205 DELEON AVE	APPARENT NON-HOA PROPERTY
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MC01085	1707 GAMMON LN	APPARENT NON-HOA PROPERTY
MC01089	3660 TIMBER TRL	APPARENT NON-HOA PROPERTY
MC01102	5836 BEECHMONT BLVD	APPARENT NON-HOA PROPERTY
MC01103	1000 EMERALDA RD	APPARENT NON-HOA PROPERTY
MC01114	1306 SHEPHERD AVE	APPARENT NON-HOA PROPERTY
MC01130	2131 MESSINA AVE	APPARENT NON-HOA PROPERTY
MC01218	4901 LEPRECHAUN WAY	APPARENT NON-HOA PROPERTY
MC01262	524 E CHURCH ST	APPARENT NON-HOA PROPERTY
MC01290	4144 WESTGATE RD	APPARENT NON-HOA PROPERTY
MC01291	4650 TRANSPORT RD	APPARENT NON-HOA PROPERTY
MC01302	1413 SUNRIDGE RD	APPARENT NON-HOA PROPERTY
MC01336	1108 FLAMINGO DR	APPARENT NON-HOA PROPERTY
MC01355	5112 LONDONDERRY BLVD	APPARENT NON-HOA PROPERTY
MC01363	905 GOVERNORS AVE	APPARENT NON-HOA PROPERTY
MC01371	6112 W ROBINSON ST	APPARENT NON-HOA PROPERTY
MC01478	135 FLAMINGO DR	APPARENT NON-HOA PROPERTY
MC01539	73 CHANNING AVE	APPARENT NON-HOA PROPERTY
MC01575	5216 MONTAGUE PL	APPARENT NON-HOA PROPERTY
MC01576	5214 MONTAGUE PL	APPARENT NON-HOA PROPERTY
MC01605	5909 AVERY ST	APPARENT NON-HOA PROPERTY
MC01641	5379 BOTANY CT	APPARENT NON-HOA PROPERTY
MC01656	5613 HUBER DR	APPARENT NON-HOA PROPERTY
MC01684	2418 34TH ST NW	APPARENT NON-HOA PROPERTY
MC01699	5242 LANETTE ST	APPARENT NON-HOA PROPERTY
MC01716	1124 SUNSHINE AVE	APPARENT NON-HOA PROPERTY
MC01731	4788 PLEASANT VALLEY CT	APPARENT NON-HOA PROPERTY
MC01767	1417 PINE LAKE RD	APPARENT NON-HOA PROPERTY
MC01779	1084 DOYLE RD	APPARENT NON-HOA PROPERTY
MC01787	616 CONROY ST	APPARENT NON-HOA PROPERTY
MC01809	1631 HERNANDES DR	APPARENT NON-HOA PROPERTY
MC01810	5710 BOLLING DR	APPARENT NON-HOA PROPERTY
MC01817	4555 MALIBU ST	APPARENT NON-HOA PROPERTY
MC01818	1229 LESCOT LN	APPARENT NON-HOA PROPERTY
MC01832	3808 ALPERT DR	APPARENT NON-HOA PROPERTY
MC01840	4533 SAN SEBASTIAN CIR	APPARENT NON-HOA PROPERTY
MC01841	4072 FORD ST	APPARENT NON-HOA PROPERTY
MC01850	1242 EMERALDA RD	APPARENT NON-HOA PROPERTY
MC01855	5235 BOTANY CT	APPARENT NON-HOA PROPERTY
MC01856	2220 MENOMONEE CT	APPARENT NON-HOA PROPERTY
MC01872	3025 BON AIR DR	APPARENT NON-HOA PROPERTY
MC01882	1148 N MAGNOLIA CIR	APPARENT NON-HOA PROPERTY
MC01909	3604 MEADOWBROOK AVE	APPARENT NON-HOA PROPERTY
MC01942	1916 ROCKWELL RD	APPARENT NON-HOA PROPERTY
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MC01943	4904 LESCOT LN	APPARENT NON-HOA PROPERTY
MC01953	5444 LESCOT LN	APPARENT NON-HOA PROPERTY
MC01954	4200 COLONY WAY	APPARENT NON-HOA PROPERTY
MC01960	28042 LOIS DR	APPARENT NON-HOA PROPERTY
MC01992	6586 KREIDT DR	APPARENT NON-HOA PROPERTY
MC01999	5222 MONTAGUE PL	APPARENT NON-HOA PROPERTY
MC02002	218 5th Jpv St	APPARENT NON-HOA PROPERTY
MC02008	224 JALAPA DR	APPARENT NON-HOA PROPERTY
MC02023	2134 QUEENSWAY RD	APPARENT NON-HOA PROPERTY
MC02041	4412 SEYBOLD AVE	APPARENT NON-HOA PROPERTY
MC02076	5624 BALBOA DR	APPARENT NON-HOA PROPERTY
MC02079	4226 KELLY MILLER CT	APPARENT NON-HOA PROPERTY
MC02080	1007 EMERALDA RD	APPARENT NON-HOA PROPERTY
MC02092	915 BORDEAUX PL	APPARENT NON-HOA PROPERTY
MC02094	5861 BOLLING DR	APPARENT NON-HOA PROPERTY
MC02245	1810 KINGSLAND AVE	APPARENT NON-HOA PROPERTY
MI00478	521 NW 16TH AVE	APPARENT NON-HOA PROPERTY
MI00781	1859 NW 16TH CT	APPARENT NON-HOA PROPERTY
q11517	9502 Chesterfield Dr	APPARENT NON-HOA PROPERTY
q11820	1101 Gary Ave	APPARENT NON-HOA PROPERTY
q11840	1809 Brenda Ln	APPARENT NON-HOA PROPERTY
q11876	1605 Florence St	APPARENT NON-HOA PROPERTY
q11941	15012 N 29th Ave	APPARENT NON-HOA PROPERTY
q11942	1512 W Crescent Ave	APPARENT NON-HOA PROPERTY
q11943	7009 W Palm Ln	APPARENT NON-HOA PROPERTY
q11949	6139 N 31st Dr	APPARENT NON-HOA PROPERTY
q11954	4822 W Pinchot Ave	APPARENT NON-HOA PROPERTY
q11960	7301 W Heatherbrae Dr	APPARENT NON-HOA PROPERTY
q11961	6742 W Colter St	APPARENT NON-HOA PROPERTY
q11966	8924 W Mackenzie Dr	APPARENT NON-HOA PROPERTY
q11967	7017 W Beatrice St	APPARENT NON-HOA PROPERTY
q12092	621 S California St Unit A	APPARENT NON-HOA PROPERTY
q12093	631 S California St Unit B	APPARENT NON-HOA PROPERTY
q12136	5359 Ivywood Ln	APPARENT NON-HOA PROPERTY
q13033	11718 Greenmesa Dr	APPARENT NON-HOA PROPERTY
q13038	1102 Laurentide St	APPARENT NON-HOA PROPERTY
q13049	8154 W Greer Ave	APPARENT NON-HOA PROPERTY
q13050	8328 W Devonshire Ave	APPARENT NON-HOA PROPERTY
q13062	1196 Linwood Ave	APPARENT NON-HOA PROPERTY
q13067	3697 Abney Rd	APPARENT NON-HOA PROPERTY
q13242	2812 Bamboo St	APPARENT NON-HOA PROPERTY
q13353	18838 N 14th Way	APPARENT NON-HOA PROPERTY
q13446	6326 Rosemary Ln	APPARENT NON-HOA PROPERTY
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q13448	6535 Mohawk St	APPARENT NON-HOA PROPERTY
q13450	7252 Yoe St	APPARENT NON-HOA PROPERTY
q13456	5226 Maywood Dr	APPARENT NON-HOA PROPERTY
q13457	7925 Crestview Dr	APPARENT NON-HOA PROPERTY
q13460	8162 Count St	APPARENT NON-HOA PROPERTY
q13465	4914 Angleton St	APPARENT NON-HOA PROPERTY
q13467	9330 Homewood Ln	APPARENT NON-HOA PROPERTY
q13522	430 W Hermosa Dr	APPARENT NON-HOA PROPERTY
q13729	1970 E 10th St Unit A	APPARENT NON-HOA PROPERTY
q13729b	1970 E 10th St Unit B	APPARENT NON-HOA PROPERTY
q14047	4813 Larkspur St	APPARENT NON-HOA PROPERTY
q14051	4441 S 8th Pl Unit A	APPARENT NON-HOA PROPERTY
q14051b	4441 S 8th Pl Unit B	APPARENT NON-HOA PROPERTY
q14054	8723 Chipping Ln	APPARENT NON-HOA PROPERTY
q14066	10219 N 45th Ave	APPARENT NON-HOA PROPERTY
q14067	18402 N 17th Ave	APPARENT NON-HOA PROPERTY
q14068	3645 S 18th St Unit 1	APPARENT NON-HOA PROPERTY
q14068b	3645 S 18th St Unit 2	APPARENT NON-HOA PROPERTY
q14068c	3645 S 18th St Unit 3	APPARENT NON-HOA PROPERTY
q14129	2401 W Weldon Ave	APPARENT NON-HOA PROPERTY
q14247	1826 W Las Palmaritas Dr	APPARENT NON-HOA PROPERTY
q14254	2038 W Cactus Rd Unit A	APPARENT NON-HOA PROPERTY
q15182	2254 W Wethersfield Rd	APPARENT NON-HOA PROPERTY
q15208	5671 Beldart St	APPARENT NON-HOA PROPERTY
q15291	814 E Hazel Dr	APPARENT NON-HOA PROPERTY
q15291b	816 E Hazel Dr	APPARENT NON-HOA PROPERTY
q15433	332 W Kerry Ln	APPARENT NON-HOA PROPERTY
q15567	5346 W Encanto Blvd	APPARENT NON-HOA PROPERTY
q15776	9214 Mirawood St	APPARENT NON-HOA PROPERTY
q15782	3616 Longwood Dr	APPARENT NON-HOA PROPERTY
q15787	6434 Leader St	APPARENT NON-HOA PROPERTY
q15794	10406 Wiggins St	APPARENT NON-HOA PROPERTY
q15796	208 Wellington St	APPARENT NON-HOA PROPERTY
q15807	8910 Talton St	APPARENT NON-HOA PROPERTY
q15808	11151 Spottswood Dr	APPARENT NON-HOA PROPERTY
q15811	10538 Royal Oaks Dr	APPARENT NON-HOA PROPERTY
q15813	514 Rouse St	APPARENT NON-HOA PROPERTY
q15815	323 Tilden Dr	APPARENT NON-HOA PROPERTY
q15824	13105 Berwick St	APPARENT NON-HOA PROPERTY
q15825	5743 Beldart St	APPARENT NON-HOA PROPERTY
q15826	15119 Bathurst Dr	APPARENT NON-HOA PROPERTY
q15830	10910 Alseth Cir	APPARENT NON-HOA PROPERTY
q15831	1201 Alpha Dr	APPARENT NON-HOA PROPERTY
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q15839	1202 14th Ave N	APPARENT NON-HOA PROPERTY
q15841	9930 Cheeves Dr	APPARENT NON-HOA PROPERTY
q15843	9334 Courben Cir	APPARENT NON-HOA PROPERTY
q15844	2922 Knotty Oaks Trl	APPARENT NON-HOA PROPERTY
q15847	1206 Houston Ave	APPARENT NON-HOA PROPERTY
q15848	6527 Hopper Rd	APPARENT NON-HOA PROPERTY
q15849	7828 Homewood Ln	APPARENT NON-HOA PROPERTY
q15851	4911 Hannas Reef Dr	APPARENT NON-HOA PROPERTY
q15854	7306 Lakewood Dr	APPARENT NON-HOA PROPERTY
q15862	14519 Draycott Ln	APPARENT NON-HOA PROPERTY
q15865	3705 Crawford Dr	APPARENT NON-HOA PROPERTY
q15866	15503 Golden Eagle Dr	APPARENT NON-HOA PROPERTY
q15867	10337 Wolbrook St	APPARENT NON-HOA PROPERTY
q15980	1402 W Mercer Ln Unit 1	APPARENT NON-HOA PROPERTY
q15980b	1402 W Mercer Ln Unit 2	APPARENT NON-HOA PROPERTY
q15980c	1402 W Mercer Ln Unit 3	APPARENT NON-HOA PROPERTY
q15983	440 S Hall Unit A	APPARENT NON-HOA PROPERTY
q15983b	440 S Hall Unit B	APPARENT NON-HOA PROPERTY
q15983c	440 S Hall Unit C	APPARENT NON-HOA PROPERTY
q15984	9834 Pelsey St Unit A	APPARENT NON-HOA PROPERTY
q15984b	9834 Pelsey St Unit B	APPARENT NON-HOA PROPERTY
q16089	12211 N 25th Ave	APPARENT NON-HOA PROPERTY
q16184	453 S Horne Unit A	APPARENT NON-HOA PROPERTY
q16184b	453 S Horne Unit B	APPARENT NON-HOA PROPERTY
q16273	4006 W Hadley St Unit 1	APPARENT NON-HOA PROPERTY
q16316	1029 E Cannon St	APPARENT NON-HOA PROPERTY
q16412	2534 E Culver St	APPARENT NON-HOA PROPERTY
q16412b	2536 E Culver St	APPARENT NON-HOA PROPERTY
q16580	19817 N 17th Ln	APPARENT NON-HOA PROPERTY
q16696	432 S Hall Unit 1	APPARENT NON-HOA PROPERTY
q16696b	432 S Hall Unit 2	APPARENT NON-HOA PROPERTY
q16866	5639 N 46th Ave	APPARENT NON-HOA PROPERTY
q16953	2663 Burton	APPARENT NON-HOA PROPERTY
q18603	1736 Sharon	APPARENT NON-HOA PROPERTY
q18632a	1257 E Tempe Dr	APPARENT NON-HOA PROPERTY
q18632b	1259 E Tempe Dr	APPARENT NON-HOA PROPERTY
q18703b	6630 N 53rd Dr Unit B	APPARENT NON-HOA PROPERTY
q18703c	6630 N 53rd Dr Unit C	APPARENT NON-HOA PROPERTY
q18705c	6621 W Myrtle Ave Unit 3	APPARENT NON-HOA PROPERTY
q18705d	6621 W Myrtle Ave Unit 4	APPARENT NON-HOA PROPERTY
q18706a	7014 N 68th Dr Unit 1	APPARENT NON-HOA PROPERTY
q18706b	7014 N 68th Dr Unit 2	APPARENT NON-HOA PROPERTY
q18706c	7014 N 68th Dr Unit 3	APPARENT NON-HOA PROPERTY
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q18715	4248 Lorin	APPARENT NON-HOA PROPERTY
q18746a	931 N Orange Unit A	APPARENT NON-HOA PROPERTY
q18746c	931 N Orange Unit C	APPARENT NON-HOA PROPERTY
q18762	2547 E Ann Arbor E	APPARENT NON-HOA PROPERTY
q18775	2606 Volga Ave	APPARENT NON-HOA PROPERTY
q19847	1213 E Devitt St	APPARENT NON-HOA PROPERTY
q20506	7204 Harris Meadows	APPARENT NON-HOA PROPERTY
q22418	6921 Idlelea	APPARENT NON-HOA PROPERTY
q22437	1533 Wheatfield Ct	APPARENT NON-HOA PROPERTY
q22473	5397 Jack Russell	APPARENT NON-HOA PROPERTY
q22485	5423 S Palm Dr	APPARENT NON-HOA PROPERTY
q22492	3150 E Corrine Dr	APPARENT NON-HOA PROPERTY
q22497	3000 Renfro	APPARENT NON-HOA PROPERTY
q22506a	1700 Lady Rachael Ct	APPARENT NON-HOA PROPERTY
q22506b	1702 Lady Rachael Ct	APPARENT NON-HOA PROPERTY
q22507a	3328 Green Ridge Street	APPARENT NON-HOA PROPERTY
q22507b	3330 Green Ridge Street	APPARENT NON-HOA PROPERTY
q22523	14814 N 35th St	APPARENT NON-HOA PROPERTY
q22532	905 Bryan Dr	APPARENT NON-HOA PROPERTY
q22646	8115 N 56th Ave	APPARENT NON-HOA PROPERTY
q22723	1238 E Barcelona Ave	APPARENT NON-HOA PROPERTY
q22758	2509 Normont Circle	APPARENT NON-HOA PROPERTY
q22758b	2511 Normont Circle	APPARENT NON-HOA PROPERTY
q22759a	2508 Normont Circle	APPARENT NON-HOA PROPERTY
q22759b	2510 Normont Circle	APPARENT NON-HOA PROPERTY
q22761a	2504 Normont Circle	APPARENT NON-HOA PROPERTY
q22761b	2506 Normont Circle	APPARENT NON-HOA PROPERTY
q22762b	2503 Normont Circle	APPARENT NON-HOA PROPERTY
q22763a	2502 Normont Circle	APPARENT NON-HOA PROPERTY
q22763b	2500 Normont Circle	APPARENT NON-HOA PROPERTY
q22764a	2512 Normont Circle	APPARENT NON-HOA PROPERTY
q22764b	2514 Normont Circle	APPARENT NON-HOA PROPERTY
q22765a	2513 Normont Circle	APPARENT NON-HOA PROPERTY
q22765b	2515 Normont Circle	APPARENT NON-HOA PROPERTY
q22766a	2516 Normont Circle	APPARENT NON-HOA PROPERTY
q22766b	2518 Normont Circle	APPARENT NON-HOA PROPERTY
q22768a	2520 Normont Circle	APPARENT NON-HOA PROPERTY
q22768b	2522 Normont Circle	APPARENT NON-HOA PROPERTY
q22769a	2521 Normont Circle	APPARENT NON-HOA PROPERTY
q22769b	2523 Normont Circle	APPARENT NON-HOA PROPERTY
q22770a	2524 Normont Circle	APPARENT NON-HOA PROPERTY
q22770b	2526 Normont Circle	APPARENT NON-HOA PROPERTY
q22771a	2527 Normont Circle	APPARENT NON-HOA PROPERTY
Page | 11

q22771b	2525 Normont Circle	APPARENT NON-HOA PROPERTY
q22804	1008 Ivanhoe St	APPARENT NON-HOA PROPERTY
q22882	125 N Aiken St	APPARENT NON-HOA PROPERTY
q22924	2725 W Marshall Ave	APPARENT NON-HOA PROPERTY
q23126	1705 Pecan	APPARENT NON-HOA PROPERTY
q23136	3312 Binyon Ave	APPARENT NON-HOA PROPERTY
q23184	8233 N 31st Ave	APPARENT NON-HOA PROPERTY
sof00004	2023 Skylark Drive	APPARENT NON-HOA PROPERTY
sof00006	904 Forrestal Drive	APPARENT NON-HOA PROPERTY
sof00009	3105 NW 32nd Street	APPARENT NON-HOA PROPERTY
sof00013	4412 Wayne Court S	APPARENT NON-HOA PROPERTY
T00037	1763 MEADOWGLADES DR	APPARENT NON-HOA PROPERTY
T00131	1728 W AUSTIN	APPARENT NON-HOA PROPERTY
T00139	1370 DAVID CIR	APPARENT NON-HOA PROPERTY
T00140	1376 DAVID CIR	APPARENT NON-HOA PROPERTY
T00180	2544 BRENTWOOD RD	APPARENT NON-HOA PROPERTY
T00261	3129 THRASHER CIRCLE	APPARENT NON-HOA PROPERTY
T00361	1376 RUTH PLACE	APPARENT NON-HOA PROPERTY
T00666	2360 GREEN FORREST DR	APPARENT NON-HOA PROPERTY
T00699	1714 CAMPERDOWN CIR	APPARENT NON-HOA PROPERTY
T00800	3786 GLEN MORA DR	APPARENT NON-HOA PROPERTY
T01061	919 MILLARD RD	APPARENT NON-HOA PROPERTY
T01107	4467 THORNWOOD CRES	APPARENT NON-HOA PROPERTY
T01163	5663 CHRYS ST	APPARENT NON-HOA PROPERTY
T01236	4509 CENTRAL DR	APPARENT NON-HOA PROPERTY
T01237	4645 HAIRSTON CROSSING PL	APPARENT NON-HOA PROPERTY
T01246	1140 HERITAGE VALLEY RD	APPARENT NON-HOA PROPERTY
T01277	6179 DANA CT	APPARENT NON-HOA PROPERTY
T01345	6943 FAIRWAY TRL	APPARENT NON-HOA PROPERTY
T01348	2436 WILSHIRE CT	APPARENT NON-HOA PROPERTY
T01362	4982 MILLSTONE WALK	APPARENT NON-HOA PROPERTY
T01444	1272 MARLWOOD CT	APPARENT NON-HOA PROPERTY
T01445	1362 MILL LAKE CIR	APPARENT NON-HOA PROPERTY
T01466	2886 BELLEAU LN SE	APPARENT NON-HOA PROPERTY
T01468	4864 BROOKSTONE PKWY	APPARENT NON-HOA PROPERTY
T01513	1826 MEADOWGLADES DR	APPARENT NON-HOA PROPERTY
T01549	5449 ROCK SPRINGS RD	APPARENT NON-HOA PROPERTY
T01558	2509 APPOMATTOX DR	APPARENT NON-HOA PROPERTY
T01559	429 COLCHESTER DR	APPARENT NON-HOA PROPERTY
T01592	4320 CATALPA WAY	APPARENT NON-HOA PROPERTY
T01594	5449 MARTINS CROSSING RD	APPARENT NON-HOA PROPERTY
T01596	4982 ISLE ROYAL CT	APPARENT NON-HOA PROPERTY
T01631	2916 LLOYD RD	APPARENT NON-HOA PROPERTY
Page | 12

T01632	4626 GARDEN HILLS DR	APPARENT NON-HOA PROPERTY
T01634	3877 TRENTON DR	APPARENT NON-HOA PROPERTY
T01645	5437 FOREST PL	APPARENT NON-HOA PROPERTY
T01649	3958 W WOOD PATH	APPARENT NON-HOA PROPERTY
T01659	5319 ORLY TER	APPARENT NON-HOA PROPERTY
T01663	2317 EMERALD SPRINGS DR	APPARENT NON-HOA PROPERTY
T01667	3453 LARK LN	APPARENT NON-HOA PROPERTY
T01682	2328 STARLINE DR	APPARENT NON-HOA PROPERTY
T01686	4536 JAMERSON FOREST PKWY	APPARENT NON-HOA PROPERTY
T01692	2030 FARGO PL SE	APPARENT NON-HOA PROPERTY
T01693	2658 ROLLINGWOOD LN SE	APPARENT NON-HOA PROPERTY
T01701	4107 MARQUETTE CT	APPARENT NON-HOA PROPERTY
T01704	542 OAK HILLS RD SW	APPARENT NON-HOA PROPERTY
T01705	2929 STRATFORD MILL RD	APPARENT NON-HOA PROPERTY
T01706	11606 NATURE TRL	APPARENT NON-HOA PROPERTY
T01708	5130 S WOODBRIDGE TRL	APPARENT NON-HOA PROPERTY
T01711	1091 CHERRY LAUREL DR	APPARENT NON-HOA PROPERTY
T01712	2273 GREEN HAWK CT	APPARENT NON-HOA PROPERTY
T01726	1477 PINE ST	APPARENT NON-HOA PROPERTY
T01736	2668 WOODFEN DR	APPARENT NON-HOA PROPERTY
T01739	173 REGENCY PARK DR	APPARENT NON-HOA PROPERTY
T01741	5425 RADFORD LN	APPARENT NON-HOA PROPERTY
T01745	2015 BOULDERVIEW DR SE	APPARENT NON-HOA PROPERTY
T01751	1955 VICKI LN SE	APPARENT NON-HOA PROPERTY
T01752	1236 GALE DR	APPARENT NON-HOA PROPERTY
T01756	1896 DERRILL DR	APPARENT NON-HOA PROPERTY
T01759	2708 BEAVER CREEK XING	APPARENT NON-HOA PROPERTY
T01761	3822 CONLEY DOWNS LN	APPARENT NON-HOA PROPERTY
T01769	3653 WINDING TRAIL DR	APPARENT NON-HOA PROPERTY
T01774	2097 KOLB RIDGE CT SW	APPARENT NON-HOA PROPERTY
T01791	4164 LITTLE SPRINGS NW	APPARENT NON-HOA PROPERTY
T01813	2356 LOREN FALLS LN SW	APPARENT NON-HOA PROPERTY
T01829	3999 LEICESTER DR NE	APPARENT NON-HOA PROPERTY
T01831	3822 HOLLAND DR	APPARENT NON-HOA PROPERTY
T01847	3174 PALM TREE DR	APPARENT NON-HOA PROPERTY
T01875	3191 GAY DR	APPARENT NON-HOA PROPERTY
T01876	5426 RADFORD LN	APPARENT NON-HOA PROPERTY
T01907	5784 SHARON DR	APPARENT NON-HOA PROPERTY
T01925	2289 CLARE COTTAGE COVE	APPARENT NON-HOA PROPERTY
T01927	1402 PADDOCKS WAY	APPARENT NON-HOA PROPERTY
T01929	5060 HUBERT DR	APPARENT NON-HOA PROPERTY
T01938	6677 SONGWOOD DR	APPARENT NON-HOA PROPERTY
T01945	2378 MILLS BEND	APPARENT NON-HOA PROPERTY
Page | 13

T01955	3240 PLYMOUTH ROCK DR	APPARENT NON-HOA PROPERTY
T01957	3276 MARLANTA DR	APPARENT NON-HOA PROPERTY
T01967	245 REMINGTON TRL	APPARENT NON-HOA PROPERTY
T01991	1809 MORNINGTON LN	APPARENT NON-HOA PROPERTY
T02005	477 RIDGEMONT WAY	APPARENT NON-HOA PROPERTY
T02009	3523 CLARE COTTAGE TRC SW	APPARENT NON-HOA PROPERTY
T02012	3768 SPRING GARDEN LN	APPARENT NON-HOA PROPERTY
T02035	3629 SHEEPBERRY CT	APPARENT NON-HOA PROPERTY
T02095	4230 RENDA PL	APPARENT NON-HOA PROPERTY
T02174	2860 LYNDA PL	APPARENT NON-HOA PROPERTY
TP00472	3201 CORD ST	APPARENT NON-HOA PROPERTY
TP00487	2500 ERIE ST	APPARENT NON-HOA PROPERTY
TP00504	4202 E 22ND AVE	APPARENT NON-HOA PROPERTY
TP00514	3233 CLIFFORD SAMPLE DR	APPARENT NON-HOA PROPERTY
TP00708	4675 20TH AVE S	APPARENT NON-HOA PROPERTY
TP00722	4010 EMERSON AVE S	APPARENT NON-HOA PROPERTY
TP00748	3944 11TH AVE S	APPARENT NON-HOA PROPERTY
TP00989	3206 PETERBOROUGH ST	APPARENT NON-HOA PROPERTY
TP01046	1020 58TH AVE N	APPARENT NON-HOA PROPERTY
TP01090	5023 THAMES DR	APPARENT NON-HOA PROPERTY
TP01169	7814 WAXWOOD DR	APPARENT NON-HOA PROPERTY
TP01278	3629 ROSEWATER DR	APPARENT NON-HOA PROPERTY
TP01280	3745 HABANA ST	APPARENT NON-HOA PROPERTY
TP01281	3531 OXFORD DR	APPARENT NON-HOA PROPERTY
TP01283	2702 DRUID PL	APPARENT NON-HOA PROPERTY
TP01284	11715 ENTERPRISE DR	APPARENT NON-HOA PROPERTY
TP01285	2433 COOL RD	APPARENT NON-HOA PROPERTY
TP01286	7306 BOUGENVILLE DR	APPARENT NON-HOA PROPERTY
TP01287	9900 LAKE CHRISE LN	APPARENT NON-HOA PROPERTY
TP01288	1050 YALE DR	APPARENT NON-HOA PROPERTY
TP01329	2220 17TH AVE S	APPARENT NON-HOA PROPERTY
TP01330	3810 18TH AVE S	APPARENT NON-HOA PROPERTY
TP01331	3850 11TH AVE S	APPARENT NON-HOA PROPERTY
TP01332	4642 10TH AVE S	APPARENT NON-HOA PROPERTY
TP01334	4621 25TH AVE S	APPARENT NON-HOA PROPERTY
TP01349	7300 COVENTRY DR	APPARENT NON-HOA PROPERTY
TP01439	1585 47TH ST	APPARENT NON-HOA PROPERTY
TP01477	2561 17TH AVE S	APPARENT NON-HOA PROPERTY
TP01504	2120 CALUSA TRL	APPARENT NON-HOA PROPERTY
TP01522	3913 CLAREMONT DR	APPARENT NON-HOA PROPERTY
TP01524	10020 WILLOW DR	APPARENT NON-HOA PROPERTY
TP01536	6677 TREEHAVEN DR	APPARENT NON-HOA PROPERTY
TP01562	1120 UNION ST	APPARENT NON-HOA PROPERTY
Page | 14

TP01583	2115 E ELLICOTT ST	APPARENT NON-HOA PROPERTY
TP01584	7971 AVENAL LOOP	APPARENT NON-HOA PROPERTY
TP01615	7001 HEATH DR	APPARENT NON-HOA PROPERTY
TP01616	11615 MEADOW DR	APPARENT NON-HOA PROPERTY
TP01619	3723 N GARRISON ST	APPARENT NON-HOA PROPERTY
TP01639	11259 ELGIN BLVD	APPARENT NON-HOA PROPERTY
TP01672	5429 FLORA AVE	APPARENT NON-HOA PROPERTY
TP01715	309 ARECA ST	APPARENT NON-HOA PROPERTY
TP01737	4514 POOLE ST	APPARENT NON-HOA PROPERTY
TP01924	3336 ROSEFIELD DR	APPARENT NON-HOA PROPERTY
TP01932	7627 LIMINGTON DR	APPARENT NON-HOA PROPERTY
TP01961	10221 N OKLAWAHA AVE	APPARENT NON-HOA PROPERTY
TP01985	1496 BELCHER RD S	APPARENT NON-HOA PROPERTY
TP01993	1720 GRANVILLE CT S	APPARENT NON-HOA PROPERTY
TP02006	6445 SKYLINE CT	APPARENT NON-HOA PROPERTY
TP02020	4906 S 87TH ST	APPARENT NON-HOA PROPERTY
TP02044	4168 14TH AVE S	APPARENT NON-HOA PROPERTY

Page | 15